Property and Equipment	12 Months Ended
Dec. 31, 2012
Property and Equipment
4.	PROPERTY AND EQUIPMENT

Property and equipment, at cost, in thousands, consisted of the following as of:

	December 31,
	2012	2011
Land and improvements	$8,209	$8,209
Buildings	103,869	101,972
Telephone and computer equipment	881,886	808,047
Office furniture and equipment	67,377	64,963
Leasehold improvements	106,021	107,906
Construction in progress	42,511	41,973

	$1,209,873	$1,133,070

We lease certain land, buildings and equipment under operating leases which expire at varying dates through April 2022. Rent expense on operating leases was approximately $49.5 million, $42.5 million and $44.8 million for the years ended December 31, 2012, 2011 and 2010, respectively, exclusive of related-party lease expense. On all real estate leases, we pay real estate taxes, insurance and maintenance associated with the leased sites. Certain of the leases offer extension options ranging from month-to-month to five years.

Future minimum payments under non-cancelable operating leases with initial or remaining terms of one year or more, in thousands, are as follows:

Year Ending December 31,	Non- Related Party Operating Leases	Related Party Operating Lease	Total Operating Leases
2013	$35,158	$365	$35,523
2014	28,249	365	28,614
2015	18,829	365	19,194
2016	11,181	365	11,546
2017	9,731	305	10,036
2018 and thereafter	23,379	—	23,379

Total minimum obligations	$126,527	$1,765	$128,292